Risks and concentration - Credit risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Risks and Concentration
Cash and cash equivalents	$ 21,298			$ 18,186
Time deposits	2,091			4,872
Geographic concentration risk | Singapore
Risks and Concentration
Time deposits	2,091
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash, insured amount		$ 100
Cash and cash equivalents | Geographic concentration risk | People's Bank of China
Risks and Concentration
Cash and cash equivalents	6,290			5,136
Cash, insured amount | ¥			¥ 500
Cash and cash equivalents | Geographic concentration risk | Singapore
Risks and Concentration
Cash and cash equivalents	$ 9,619			4,296
Time deposits | Geographic concentration risk | Singapore
Risks and Concentration
Time deposits				$ 4,872